HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                       SUPPLEMENT DATED DECEMBER 26, 2006
              TO FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 6, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE DECEMBER 29, 2006, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL NO LONGER SERVE AS THE SUB-ADVISER TO HIGHMARK LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND"). ON SUCH DATE, HIGHMARK CAPITAL MANAGEMENT, INC. ("HIGHMARK CAPITAL MANAGEMENT") WILL BEGIN TO PROVIDE THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE LARGE CAP GROWTH FUND.

BEGINNING ON DECEMBER, 29, 2006, HIGHMARK CAPITAL MANAGEMENT IS EXPECTED TO ENGAGE IN A RESTRUCTURING OF THE LARGE CAP GROWTH FUND'S PORTFOLIO, WHICH WILL CAUSE THE LARGE CAP GROWTH FUND TO INCUR BROKERAGE AND OTHER TRANSACTIONAL COSTS THAT WOULD NOT OTHERWISE HAVE BEEN BORNE BY THE LARGE CAP GROWTH FUND. IT IS IMPOSSIBLE TO ESTIMATE WITH CERTAINTY WHAT THE AMOUNT OF THESE COSTS WILL BE. ANY GAINS RECOGNIZED AS A RESULT OF ASSET SALES ON A NET BASIS WOULD BE DISTRIBUTED TO SHAREHOLDERS AS TAXABLE DIVIDENDS. THEREFORE, THE LARGE CAP GROWTH FUND'S RESTRUCTURING MAY AFFECT THE AMOUNT, TIMING, AND CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS AND, THEREFORE, MAY INCREASE THE AMOUNT OF TAXES PAYABLE BY SHAREHOLDERS.

CONSEQUENTLY, AS OF DECEMBER 29, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection under the subheading "Large Cap Growth Fund" under the heading "Sub-Advisers" beginning on page 68 is deleted in its entirety.

(2) In the table under the heading Portfolio Managers on page 71, the portfolio managers listed for HighMark Large Cap Growth Fund are replaced in their entirety with the following portfolio managers: Kenneth Wemer and George Rokas. Mr. Wemer and Mr. Rokas will be co-managers of HighMark Large Cap Growth Fund.

HMK-SK-036-0100

(3) In the tables under the heading Portfolio Managers on pages 72-74, all references to Daniel Becker and Philip Sanders are deleted in their entirety. In addition, the references to Kenneth Wemer and George Rokas are deleted and replaced with the following:


         ---------------------------------------------------------------------------------------
                                                                Business Experience

         Portfolio Manager       Length of Service with Fund    During Past Five Years
         ---------------------------------------------------------------------------------------
         George Rokas            HighMark Balanced Fund since   Vice President and Equity
                                 2005 and HighMark Large Cap    Research Analyst for HighMark
                                 Growth Fund since 2006.        Capital Management, Inc.;
                                                                associated with HighMark Capital
                                                                Management and  its predecessors
                                                                since 1990 (1990-1997 and 1999-
                                                                present).

         ---------------------------------------------------------------------------------------
         Kenneth Wemer           HighMark Balanced Fund since   Vice President and Director of
                                 2005 and HighMark Large Cap    Equity Research for HighMark
                                 Growth Fund since 2006.        Capital Management, Inc.,
                                                                associated with HighMark Capital
                                                                Management since 2003; Research
                                                                Analyst for Jurika & Voyles from
                                                                1994 to 2003.

         ---------------------------------------------------------------------------------------


(4) The subsection under the subheading "SUB-ADVISER (Large Cap Growth Fund)" under the heading "HighMark Funds Service Providers" on the back cover page is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                       SUPPLEMENT DATED DECEMBER 26, 2006
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006
                      AS SUPPLEMENTED ON DECEMBER 15, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE DECEMBER 29, 2006, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL NO LONGER SERVE AS THE SUB-ADVISER TO HIGHMARK LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND"). ON SUCH DATE, HIGHMARK CAPITAL MANAGEMENT, INC. ("HIGHMARK CAPITAL MANAGEMENT") WILL BEGIN TO PROVIDE THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE LARGE CAP GROWTH FUND.

BEGINNING ON DECEMBER, 29, 2006, HIGHMARK CAPITAL MANAGEMENT IS EXPECTED TO ENGAGE IN A RESTRUCTURING OF THE LARGE CAP GROWTH FUND'S PORTFOLIO, WHICH WILL CAUSE THE LARGE CAP GROWTH FUND TO INCUR BROKERAGE AND OTHER TRANSACTIONAL COSTS THAT WOULD NOT OTHERWISE HAVE BEEN BORNE BY THE LARGE CAP GROWTH FUND. IT IS IMPOSSIBLE TO ESTIMATE WITH CERTAINTY WHAT THE AMOUNT OF THESE COSTS WILL BE. ANY GAINS RECOGNIZED AS A RESULT OF ASSET SALES ON A NET BASIS WOULD BE DISTRIBUTED TO SHAREHOLDERS AS TAXABLE DIVIDENDS. THEREFORE, THE LARGE CAP GROWTH FUND'S RESTRUCTURING MAY AFFECT THE AMOUNT, TIMING, AND CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS AND, THEREFORE, MAY INCREASE THE AMOUNT OF TAXES PAYABLE BY SHAREHOLDERS.

CONSEQUENTLY, AS OF DECEMBER 29, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection under the subheading "Large Cap Growth Fund" under the heading "Sub-Advisers" beginning on page 73 is deleted in its entirety.

(2) In the table under the heading Portfolio Managers on page 75, the portfolio managers listed for HighMark Large Cap Growth Fund are replaced in their entirety with the following portfolio managers: Kenneth Wemer and George Rokas. Mr. Wemer and Mr. Rokas will be co-managers of HighMark Large Cap Growth Fund.

HMK-SK-038-0100

(3) In the tables under the heading Portfolio Managers on pages 76-79, all references to Daniel Becker and Philip Sanders are deleted in their entirety. In addition, the references to Kenneth Wemer and George Rokas are deleted and replaced with the following:

         ---------------------------------------------------------------------------------------
                                                                Business Experience

         Portfolio Manager       Length of Service with Fund    During Past Five Years
         ---------------------------------------------------------------------------------------
         George Rokas            HighMark Balanced Fund since   Vice President and Equity
                                 2005 and HighMark Large Cap    Research Analyst for HighMark
                                 Growth Fund since 2006.        Capital Management, Inc.;
                                                                associated with HighMark Capital
                                                                Management and its predecessors
                                                                since 1990 (1990-1997 and 1999-
                                                                present).

         ---------------------------------------------------------------------------------------
         Kenneth Wemer           HighMark Balanced Fund since   Vice President and Director of
                                 2005 and HighMark Large Cap    Equity Research for HighMark
                                 Growth Fund since 2006.        Capital Management, Inc.,
                                                                associated with HighMark Capital
                                                                Management since 2003; Research
                                                                Analyst for Jurika & Voyles from
                                                                1994 to 2003.

         ---------------------------------------------------------------------------------------


(4) The subsection under the subheading "SUB-ADVISER (Large Cap Growth Fund)" under the heading "HighMark Funds Service Providers" on the back cover page is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                       SUPPLEMENT DATED DECEMBER 26, 2006
          TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 6, 2006
                          AS AMENDED DECEMBER 15, 2006

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

I. EFFECTIVE DECEMBER 29, 2006, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL NO LONGER SERVE AS THE SUB-ADVISER TO HIGHMARK LARGE CAP GROWTH FUND. ON SUCH DATE, HIGHMARK CAPITAL MANAGEMENT, INC. WILL BEGIN TO PROVIDE THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF HIGHMARK LARGE CAP GROWTH FUND.

CONSEQUENTLY, AS OF DECEMBER 29, 2006, THE STATEMENT OF ADDITIONAL INFORMATION IS MODIFIED AS FOLLOWS:

(1) The last full paragraph on page B-51 is deleted in its entirety and replaced with the following:

     The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include Aronson+Johnson+Ortiz, L.P. (sub-adviser to HighMark Large Cap Value Fund), Bailard, Inc. (sub-adviser to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund), LSV Asset Management (sub-adviser to HighMark Small Cap Value Fund), Trusco Capital Management, Inc. (sub-adviser to HighMark Small Cap Growth Fund), the Funds' custodian (Union Bank of California, N.A.), the Funds' independent registered public accounting firm (Deloitte & Touche LLP), legal counsel, financial printer (GCOM(2) Solutions, Inc.) and accounting agent (SEI Investments Global Funds Services), the Class B Shares financier (SG Constellation, LLC), the reconciling agent for a sub-adviser (SS&C Technologies, Inc.) and the Funds' proxy voting services, currently Institutional Shareholder Services, Inc and Glass Lewis & Co. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

HMK-SK-039-0100

(2) The sub-part "Code of Ethics" on page B-81 in the section "Management of HighMark Funds," is deleted in its entirety and replaced with the following:

CODE OF ETHICS

HighMark Funds, HighMark Capital Management, Inc., Aronson+Johnson+Ortiz, L.P., Bailard, Inc., LSV Asset Management, Trusco Capital Management, Inc., and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes of Ethics") pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

(3) The sub-part "Large Cap Growth Fund" on page B-83 is deleted in its entirety and replaced with the following:

     LARGE CAP GROWTH FUND. Prior to December 29, 2006, Waddell & Reed Investment Management Company ("WRIMCO") provided investment advisory services to the Large Cap Growth Fund under a sub-advisory agreement effective October 1, 2001. For HighMark Funds' fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, the Adviser paid WRIMCO under WRIMCO's sub-advisory agreement $435,201, $475,562 and $593,262, respectively.

(4) In the table under the heading "Other Accounts Managed by the Portfolio Managers" on pages B-85 through B-87 in the sub-section "Portfolio Managers," all references to Daniel Becker and Philip Sanders are deleted in their entirety. In addition, the references to Kenneth Wemer and George Rokas are deleted and replaced with the following:


                                                      OTHER SEC-REGISTERED        OTHER POOLED INVESTMENT
        PORTFOLIO MANAGER                        OPEN-END AND CLOSED-END FUNDS          VEHICLES            OTHER ACCOUNTS

                                  Number of      Assets (in     Number of     Assets (in      Number of      Assets (in
                                   accounts      thousands)      accounts     thousands)       accounts      thousands)
George Rokas (11), (12)               0              $0             0             $0              6            $60,890
George Rokas (11), (13)               1            $34,660          0             $0              6            $60,890
Kenneth Wemer (11), (12)              0              $0             0             $0              9            $61,420
Kenneth Wemer (11), (13)              1            $34,660          0             $0              9            $61,420


In addition, the following footnotes are added:

         (11) The table shows the number and assets of other investment accounts (or portions of investment accounts) that Kenneth Wemer and George Rokas managed as of November 30, 2006.
         (12) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Balanced Fund. As of November 30, 2006, neither Mr. Rokas nor Mr. Wemer had begun managing HighMark Large Cap Growth Fund.
         (13) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Large Cap Growth Fund.

(5) In the table under the heading "Ownership of Securities" on pages B-87 and B-88 in the sub-section "Portfolio Managers," all references to Daniel Becker and Philip Sanders are deleted in their entirety. In addition, the references to Kenneth Wemer and George Rokas are deleted and replaced with the following:

                                                               DOLLAR RANGE
                                                           OF EQUITY SECURITIES
                                                                IN THE FUND
     PORTFOLIO MANAGER           FUND(S) MANAGED            BENEFICIALLY OWNED
George Rokas*                HighMark Balanced Fund                 None
George Rokas*                HighMark Large Cap Growth Fund         None
Kenneth Wemer*               HighMark Balanced Fund                 None
Kenneth Wemer*               HighMark Large Cap Growth Fund         None

In addition, the following footnotes are added:

         * The table shows the dollar range of equity securities that Kenneth Wemer and George Rokas owned as of November 30, 2006.

(6) In the sub-section "Compensation," the sub-part titled "Waddell & Reed Investment Management Company" on page B-92 is deleted in its entirety. In addition, in the sub-section "Compensation," the sub-part titled "HighMark Capital Management, Inc." on pages B-88 through B-90 is deleted in its entirety and replaced with the following:

HIGHMARK CAPITAL MANAGEMENT, INC.

         As of July 31, 2006, each of the portfolio managers for each Fund (except for HighMark Large Cap Value Fund, HighMark Small Cap Growth Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund) receives a salary from the Adviser and participates in the Adviser's incentive compensation plan, which is an annual plan that pays a cash bonus. Some portfolio managers may also be eligible to participate in the Adviser's long-term incentive compensation plan, which is paid in a combination of options on the stock of UnionBanCal Corporation and deferred cash. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance,
(2) achievement of budgeted financial goals and (3) meeting of business objectives determined by a portfolio manager's direct supervisor. In evaluating investment performance, the Adviser generally considers the one-, two- and three-year performance of mutual funds, as applicable, and other accounts, if any, under a portfolio manager's oversight, relative, solely or in part, to the peer groups noted below. A portfolio manager may also be compensated for providing securities analysis for other HighMark Funds, where applicable.

                  PORTFOLIO MANAGER                     PEER GROUP

                  Robert Bigelow*              Morningstar Muni California
                                               Intermediate/Short Category (with
                                               respect to HighMark California
                                               Intermediate Tax-Free Bond Fund);
                                               Morningstar

                                               Muni National Intermediate
                                               Category (with respect to
                                               HighMark National Intermediate
                  Richard Earnest              Tax-Free Bond Fund)Morningstar
                                               Large Cap Value Ca Morningstar
                                               Moderate Allocation Category
                                               (with respect to HighMark
                                               Balanced Fund and HighMark Growth
                                               & Income Allocation Fund);
                                               Morningstar Large Blend Category
                                               (with respect to HighMark Core
                                               Equity Fund and HighMark Capital
                                               Growth Allocation Fund);
                                               Morningstar Large Cap Value
                                               Category (with respect to
                                               HighMark Value Momentum Fund and
                                               HighMark Large Cap Value Fund);
                                               Morningstar Conservative
                                               Allocation Category (with respect
                                               to HighMark Income Plus
                                               Allocation Fund); Morningstar
                                               Municipal California
                                               Intermediate/Short Category (with
                                               respect to HighMark California
                                               Intermediate Tax-Free Bond Fund);
                                               Morningstar Municipal National
                                               Intermediate Category (with
                                               respect to HighMark National
                                               Intermediate Tax-Free Bond Fund);
                                               Morningstar General Intermediate
                                               Bond Category (with respect to
                                               HighMark Bond Fund); Morningstar
                                               Short Term Bond Category (with
                                               respect to HighMark Short Term
                                               Bond Fund); iMoneyNet First Tier
                                               Retail (with respect to HighMark
                                               Diversified Money Market Fund);
                                               iMoneyNet Treasury Retail (with
                                               respect to HighMark 100% U.S.
                                               Treasury Money Market Fund);
                                               iMoneyNet Government & Agency
                                               Retail (with respect to HighMark
                                               U.S. Government Money Market
                                               Fund); iMoneyNet California
                                               Tax-Free Retail (with respect to
                                               HighMark California Tax-Free
                                               Money Market Fund); Morningstar
                                               Large Cap Growth Category (with
                                               respect to HighMark Large Cap
                                               Growth Fund); Morningstar Small
                                               Cap Value Category (with respect
                                               to HighMark Small Cap Value Fund
                                               and HighMark Cognitive Value
                                               Fund); Morningstar Small Cap
                                               Growth Category (with respect to
                                               HighMark Small Cap Growth Fund);
                                               Morningstar Specialty-Technology
                                               Category (with respect to
                                               HighMark Enhanced Growth Fund);
                                               Morningstar Foreign Large Blend
                                               Category (with respect to
                                               HighMark International
                                               Opportunities Fund); S&P 500
                                               Index (with respect to the equity
                                               portion of HighMark Balanced
                                               Fund, HighMark Core Equity Fund
                                               and HighMark Value Momentum Fund)
                  Todd Lowenstein              Morningstar Large Cap Value
                                               Category and S&P 500 Index
                                               Gregory Lugosi Morningstar
                                               General Intermediate Bond
                                               Category (with respect to
                                               HighMark Bond Fund and the fixed
                                               income portion of HighMark
                                               Balanced Fund); Morningstar Short
                                               Term Bond Category (with respect
                                               to HighMark Short Term Bond Fund)
                  E.Jack Montgomery            Morningstar General Intermediate
                                               Bond Category

                                               (with respect to HighMark Bond
                                               Fund and the fixed income portion
                                               of HighMark Balanced Fund);
                                               Morningstar Short Term Bond
                                               Category (with respect to
                                               HighMark Short Term Bond Fund)
                  Raymond Mow*                 Morningstar Muni California
                                               Intermediate/Short Category (with
                                               respect to HighMark California
                                               Intermediate Tax-Free Bond Fund);
                                               Morningstar Muni National
                                               Intermediate Category (with
                                               respect to HighMark National
                                               Intermediate Tax-Free Bond Fund)
                  Richard Rocke                Morningstar Large Blend Category
                                               and S&P 500 Index (with respect
                                               to HighMark Core Equity Fund and
                                               the equity portion of HighMark
                                               Balanced Fund); Morningstar Large
                                               Cap Value Category and S&P 500
                                               Index (with respect to HighMark
                                               Value Momentum Fund)
George Rokas                                   Morningstar Large Blend Category
                                               and S&P 500 Index (with respect
                                               to the equity portion of HighMark
                                               Balanced Fund); Morningstar Large
                                               Cap Value Category and S&P 500
                                               Index (with respect to HighMark
                                               Value Momentum Fund); Morningstar
                                               Large Cap Growth Category and S&P
                                               500/Citigroup Growth Index
                                               (anticipated with respect to
                                               HighMark Large Cap Growth Fund)
Keith Stribling                                Morningstar Large Cap Value
                                               Category and S&P 500 Index
Kenneth Wemer                                  Morningstar Large Blend Category
                                               and S&P 500 Index (with respect
                                               to the equity portion of HighMark
                                               Balanced Fund); Morningstar Large
                                               Cap Value Category and S&P 500
                                               Index (with respect to HighMark
                                               Value Momentum Fund); Morningstar
                                               Large Cap Growth Category and S&P
                                               500/Citigroup Growth Index
                                               (anticipated with respect to
                                               HighMark Large Cap Growth Fund).

*A portion of Mr. Bigelow and Mr. Mow's compensation is also based on the one-, two- and three-year performance of HighMark California Tax-Free Money Market Fund relative to iMoneyNet CA Tax-Free Retail.

The size of the overall bonus pool each year is determined by the Adviser and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

(7) In APPENDIX B (Proxy Voting Policies and Procedures), the sub-section "Waddell and Reed Investment Management Company (Sub-Adviser to the Large Cap Growth Fund)" on pages B-151 through B-153 is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.